PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2024
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Schedule of accrued amounts and judicial deposits

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Tax	130,755	154,626	176,086	153,715
Social security	1,546	1,609		4
Labor	387,612	366,645	294,233	288,389
Civil	815,180	778,796	134,609	24,880
Environmental	42,609	41,194	3,723	3,340
Deposit of a guarantee			24,299	21,554
	1,377,702	1,342,870	632,950	491,882

Classified:
Current	132,112	36,000
Non-current	1,245,590	1,306,870	632,950	491,882
	1,377,702	1,342,870	632,950	491,882

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

					Consolidated
					Current + Non-current
Nature	12/31/2023	Additions	Accrued charges	Net utilization of reversal	12/31/2024
Tax	154,626	44,450	3,752	(72,073)	130,755
Social security	1,609		61	(124)	1,546
Labor	366,645	81,766	36,799	(97,598)	387,612
Civil	778,796	55,041	58,616	(77,273)	815,180
Environmental	41,194	816	2,764	(2,165)	42,609
	1,342,870	182,073	101,992	(249,233)	1,377,702

Schedule of legal matters with possible risk of loss

		Consolidated
	12/31/2024	12/31/2023
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA (1)	10,246,424	15,606,600

Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa (1)	4,346,118	5,443,666

Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,284,914	2,124,479

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018	6,239,017	5,828,921

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,169,108	2,052,564

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,460,763	1,016,381

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,499,578	1,388,918

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,570,733	1,452,933

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015(2)	205,621	1,106,401

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization (3)	39,939	1,065,918

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	422,499	810,907

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	779,093	731,416

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	488,238	445,682

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	798,226	741,056

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing	389,919	363,043

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	422,807	394,865

Notice of Violation and Imposition of Fine (AIIM) / Annulment Action - RFB - IRRF - Capital gain of CFM company sellers located abroad	338,273	317,522

Other tax lawsuits (federal, state, and municipal)	6,977,524	6,282,247

Social security lawsuits	647,801	288,973

Action to discuss the balance of the construction contract – Tebas	621,724	593,716

Action related to power supply payment’s charge - Light	492,535	440,002

Action that discusses Negotiation of energy sales - COPEN - CEEE-G	229,983	201,123

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G (4)		205,262

Enforcement action applied by Brazilian antitrust authorities (CADE) (5)		122,136

Other civil lawsuits	1,620,259	1,423,591

Labor and social security lawsuits	2,580,452	2,091,666

Tax Execution Traffic Ticket Volta Grande IV	152,322	137,668

ACP Landfill Márcia I	306,389	306,389

Notice of IEF Commitment Agreement (6)	337,951

Other environmental lawsuits	786,360	667,901

	48,454,570	53,651,946

(1)	The Company succeeded in the appeals filed in Processes 19515.723039/2012-79 (CSN) and 19515.723053/2012-72 (CSN Mineração) which had as their objects the fines of 150% (Qualified Fine), closing the possible contingency of R$ 4,476,924 and R$ 993,756. The notifications of the decisions occurred on July 5 and 25, 2024, without the filing of appeals by the National Treasury. Thus, the respective write-offs of the processes were carried out on 07/2024. Finally, for the other processes related to the "Big Jump" theme, the prognoses remain the same (possible).

(2)	The company was partially successful in Administrative Tax Proceeding 10600.720008/2020-32, in a CARF Ruling published on 09/11/2024, which recognized the unenforceability of WHT on capital gains of a legal entity resident in Japan, based on the rules of the treaty signed with the country. The application of the treaty was not the subject of a special appeal by the PGFN, making the company's partial success definitive. For the other installments of the tax assessment, the prognosis remains the same (possible).

(3)	The company succeeded in Process 0000931-14.2011.8.19.0066, which disputed the requirement of ICMS, by the State of Rio de Janeiro, on credits arising from the acquisition of electric energy for industrialization, ending a contingency of R$ 185,116. The decision favorable to the company became final on 10/16/2024. The company also succeeded in Case 0000927-74.2011.8.19.0066, on the same subject, whose closure of the possible contingency of R$ 925,584 will be reflected in the results of the first quarter of 2025.

(4)	In 2024, CEEE-G, a subsidiary of the Company, made a judicial agreement with SACE, which reduced the values disclosed as possible contingencies, now registered in other accounts payable, totaling R$ 43,371 as of December 31, 2024 (R$ 205,262 as of December 31, 2023).

(5)	In November, CSN joined the "Desprola" program, launched by the Federal Government. The program consisted of paying all the Company's debts (4 concentration acts) to CADE with a 65% discount, where it made the upfront payment of R$ 34,000, ending discussions regarding the Steel Cartel process.

(6)	In the 4th quarter of 2024, CSN Mineração was notified by the State Forest Institute of Minas Gerais, regarding the collection of a fine provided for in a Commitment Term signed by the Company with the said Agency in 2004. In said Notification, the aforementioned Agency is charging an amount of around R$ 337,000 for the alleged non-compliance with clauses of the instrument - which refers to compensation for environmental licensing from that time. Considering that CSN Mineração disagrees with the alleged breach of the mentioned Commitment Term and, consequently, with the respective fine collection - in addition to considering it disproportionate, a timely defense was presented in response to this notification, which will be forwarded for consideration by the Chamber for Prevention and Administrative Resolution of Conflicts of the Attorney General's Office of the State of Minas Gerais.